Description of the Plan - Narrative (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($) yr investment h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, employer contribution, minimum age	18 years
EBP, employer contribution, matching percentage	50.00%
EBP, employer contribution, participant compensation matched, percentage	6.00%
EBP, requisite service period | h	1,000
EBP, employer contribution maximum vesting age | yr	65
EBP, employer contribution vesting percentage	100.00%
EBP, forfeited nonvested account	$ 32,730	$ 30,418
EBP, forfeited nonvested account, decrease from employer contribution	228,000	$ 206,917
EBP, note receivable from participant, account, minimum borrowing, amount	$ 1,000
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
EBP, note receivable from participant, account, maximum borrowing, amount	$ 50,000
EBP, note receivable from participant, account, basis spread on variable rate	1.00%
EBP, asset held for investment, participant loan, interest rate	7.75%
EBP, maximum repayment period	10 years
EBP, still employed, participant age for distribution | yr	59.5
EBP, voluntary cash-out limit	$ 7,000
EBP, involuntary cash-out limit	$ 1,000
Mutual funds
EBP, Description of Plan [Line Items]
EBP, number of investment options offered | investment	25
Common collective trusts
EBP, Description of Plan [Line Items]
EBP, number of investment options offered | investment	2
Minimum
EBP, Description of Plan [Line Items]
EBP, participant contribution, pretax, maximum annual compensation to total compensation, percentage	1.00%
EBP, asset held for investment, participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, participant contribution, pretax, maximum annual compensation to total compensation, percentage	40.00%
EBP, asset held for investment, participant loan, interest rate	9.50%	9.50%